John M. McCann Director & Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-988-6543 F 704-988-1615 jmccann@tiaa.org

May 9, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 93 to the above-captioned registration statement on Form N-1A (“Amendment No. 93”), including exhibits. The main purpose of Amendment No. 93 is to make the initial 485A filing needed to launch two new series, the International Bond Fund and the Small/Mid-Cap Equity Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/John M. McCann_

John M. McCann

cc: Rachael M. Zufall